INVESTMENTS - Schedule of Balance of Investments Classified by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	S/ 38,473,678	S/ 39,597,342
Amortized cost
Disclosure of financial assets [line items]
Total	8,623,875	8,773,781
Up to 3 months | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	6,033,742	4,631,496
Up to 3 months | Amortized cost
Disclosure of financial assets [line items]
Total	39,815	161,924
From 3 months to 1 year | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	6,815,415	8,960,899
From 3 months to 1 year | Amortized cost
Disclosure of financial assets [line items]
Total	270,064	196,986
From 1 to 3 years | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	3,139,798	5,259,160
From 1 to 3 years | Amortized cost
Disclosure of financial assets [line items]
Total	1,413,293	642,039
From 3 to 5 years | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	2,749,017	5,176,129
From 3 to 5 years | Amortized cost
Disclosure of financial assets [line items]
Total	1,017,231	2,211,166
More than 5 years | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	19,642,799	15,422,394
More than 5 years | Amortized cost
Disclosure of financial assets [line items]
Total	5,883,472	5,561,666
Without maturity | At fair value through other comprehensive income
Disclosure of financial assets [line items]
Total	92,907	147,264
Without maturity | Amortized cost
Disclosure of financial assets [line items]
Total	S/ 0	S/ 0